Stock-Based Compensation - Activity In Stock Option Plans (Detail) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Shares Available for Grant, Beginning of year	315,944	307,344	302,756
Shares Outstanding, Beginning of year	60,333	68,933	73,521
Weighted Average Exercise Price, Beginning of year	$ 11.78	$ 11.19	$ 10.80
Shares Available For Grant, Granted	0	0	0
Shares Outstanding, Granted	0	0	0
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Shares Available For Grant, Exercised	0	0	0
Shares Outstanding, Exercised	0	0	0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Shares Available For Grant, Cancelled	0	8,600	4,588
Shares Outstanding, Cancelled	0	(8,600)	(4,588)
Weighted Average Exercise Price, Cancelled	$ 0	$ 7.07	$ 5.03
Shares Available for Grant, End of year	315,944	315,944	307,344
Shares Outstanding, End of year	60,333	60,333	68,933
Weighted Average Exercise Price, End of year	$ 11.78	$ 11.78	$ 11.19
Cortelco Systems Holding Corp [Member]
Shares Available for Grant, Beginning of year	315,944	307,344	302,756
Shares Outstanding, Beginning of year	60,333	68,933	73,521
Weighted Average Exercise Price, Beginning of year	$ 11.78	$ 11.19	$ 10.80
Shares Available For Grant, Granted	0	0	0
Shares Outstanding, Granted	0	0	0
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Shares Available For Grant, Exercised	0	0	0
Shares Outstanding, Exercised	0	0	0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Shares Available For Grant, Cancelled	0	8,600	4,588
Shares Outstanding, Cancelled	0	(8,600)	(4,588)
Weighted Average Exercise Price, Cancelled	$ 0	$ 7.07	$ 5.03
Shares Available for Grant, End of year	315,944	315,944	307,344
Shares Outstanding, End of year	60,333	60,333	68,933
Weighted Average Exercise Price, End of year	$ 11.78	$ 11.78	$ 11.19